Subsequent Event	12 Months Ended
Dec. 31, 2020
Events After Reporting Period [Abstract]
Subsequent Event	Subsequent Event:
On February 23, 2021, the Corporation announced the closing of another bought deal offering with a syndicate of underwriters of 14,870,000 common shares of the Corporation at a price of $37.00 per share ("offering price") for gross proceeds of $550,190,000.
The underwriters have the option to purchase up to an additional 2,230,500 common shares at the offering price to cover over-allotments, if any, and for market stabilization purposes, for a period of 30 days after the closing date of the offering (“over-allotment option”). The exercise of the over-allotment option may result in additional gross proceeds of up to $82,528,500.
The Corporation intends to use the net proceeds of the bought deal offering to further strengthen its statement of financial position, thereby providing additional flexibility to funds its growth strategy, including through activities such as product innovation, investments in production capacity expansion and localization, future acquisitions and strategic partnerships and investments.